UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Tax-Exempt Fund of Maryland® The Tax-Exempt Fund of Virginia® Semi-annual reports for the six months ended January 31, 2014

The Tax-Exempt Fund of Maryland seeks a high level of current income free from regular federal and Maryland state income taxes. Additionally, the fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia seeks a high level of current income free from regular federal and Virginia state income taxes. Additionally, the fund seeks to preserve capital.

These funds are two of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	–6.26%	5.19%	2.92%
The Tax-Exempt Fund of Virginia	–6.82%	4.39%	2.89%
At net asset value
The Tax-Exempt Fund of Maryland	–2.62%	6.00%	3.31%
The Tax-Exempt Fund of Virginia	–3.17%	5.18%	3.29%

For other share class results, visit americanfunds.com.

The total annual fund operating expense ratios were 0.67% for The Tax-Exempt Fund of Maryland and 0.65% for The Tax-Exempt Fund of Virginia for Class A shares as of the prospectus dated October 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

All investments are subject to certain risks. The value of shares of the funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/ or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

The municipal bond market rebounded during the six-month period that ended on January 31, 2014, registering positive returns after a broad selloff over the summer. Compelling valuation levels, renewed equity market volatility and some unexpectedly weak U.S. economic data toward the end of the period all contributed to the rally, as investors sought the relative safety of fixed-income securities.

For the six-month period, The Tax-Exempt Fund of Maryland (the Maryland fund) and The Tax-Exempt Fund of Virginia (the Virginia fund, and together with the Maryland fund, “the funds”) had total returns of 1.89% and 2.22%, respectively, with all dividends reinvested, which compared favorably to their peer group averages. The Maryland fund distributed tax-free income dividends of approximately 25 cents a share, and the Virginia fund approximately 26 cents a share. Neither fund made capital gain distributions.

During the period, the Maryland fund’s tax-exempt income return, with dividends reinvested, was 1.62%, which is equivalent to a 3.14% taxable return if you are in the highest combined federal, state and local tax bracket of 48.47%. If you took your dividends in cash, your income return was 1.61%, the equivalent of a 3.12% taxable income return. For the same period, the Virginia fund’s tax-exempt income return, with dividends reinvested, was 1.59%, which is equivalent to a 2.98% taxable return if you are in the highest combined federal and state tax bracket of 46.65%. If you took your dividends in cash, your income return was 1.58%, the equivalent of a 2.96% taxable income return.

The table below highlights the funds’ total returns against their respective indexes — the Barclays Maryland Municipal Index and the Barclays Virginia Municipal Index — and peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

Economic and market overview

The period began in the midst of a broad bond market downturn, as investors generally fled fixed-income securities in anticipation that the Federal Reserve would soon begin tapering its bond-purchasing program. By September, however, a turnaround in the U.S. Treasury market and relatively high yields for many types of municipal bonds helped spark a broader rally in the municipal market. The Fed delayed the start of its tapering until December, providing investors with a sigh of relief.

Results at a glance

For periods ended January 31, 2014, with all distributions reinvested

			Average annual
	Total returns		total returns
	6 months	1 year	5 years	10 years

The Tax-Exempt Fund of Maryland (Class A shares)	1.89%	–1.41%	5.39%	3.45%
Barclays Maryland Municipal Index*	2.76	–0.14	4.58	4.13
Lipper Maryland Municipal Debt Funds Average	0.64	–4.00	5.53	3.25

The Tax-Exempt Fund of Virginia (Class A shares)	2.22	–1.85	4.76	3.44
Barclays Virginia Municipal Index*	3.47	–0.62	4.66	4.19
Lipper Virginia Municipal Debt Funds Average	1.15	–4.43	5.24	3.31

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The American Funds Tax-Exempt Series I	1

Toward the end of the period, equities pulled back amid weaker-than-expected U.S. economic data and a broad selloff in emerging markets. Against this backdrop, investors sought the relative safety of bonds; the Barclays Municipal Bond Index, a broad measure of the tax-exempt bond market, recorded a 2.99% gain during the six-month period. By way of comparison, the Barclays U.S. Aggregate Bond Index, a broad measure of the taxable fixed-income market, gained 1.78%. Furthermore, after strong outflows in municipal bond funds through much of 2013, these funds broadly had positive flows in January, which helped bolster the rally.

While Detroit’s bankruptcy and the ongoing problems in Puerto Rico have received a considerable amount of media attention in 2013, investors generally looked beyond the ongoing news coverage of developments in these two areas. We remind investors that the municipal bond market is vast and diverse and the challenges faced by Detroit and Puerto Rico have had a minimal impact on the highest quality bonds that make up the backbone of the market. While Puerto Rico’s bonds offer triple-tax-exempt status, the funds’ limited exposure to securities issued by the Commonwealth — particularly early in the period — has benefited relative results.

As valuations have become more interesting in Puerto Rico, we continue to look at investment opportunities there, taking a very selective approach and recognizing that not all securities issued on the island are the same. Currently, we see the most value in private enterprises, such as universities and hospitals that issue tax-free investment-grade bonds, along with public utilities. These businesses appear to be the most insulated from the broader woes facing Puerto Rico’s central government, while also offering attractive yields at low dollar prices.

Maryland and Virginia economies

The economies of Maryland and Virginia have historically benefited from the stability provided by their strong ties to the federal government in nearby Washington, D.C. However, these ties could end up hurting them as political pressure to cut federal spending remains high. The unemployment rates in both states crept higher earlier in the year but have since fallen — to 6.1% in Maryland and 5.2% in Virginia as of December 2013 — in part because people gave up looking for work as employers continued to assess the impact of the government sequestration.

Governments in both Maryland and Virginia are also in the process of passing new state budgets that seek to decrease spending and increase revenues. Maryland’s governor has proposed a $39 billion budget that would close a projected $421 million deficit without raising taxes, although it fails to erase the state’s structural deficit. Meanwhile, in Virginia, the new governor has proposed trimming the state’s budget by $140 million over two years to make up for falling revenues, even as the state legislature remained divided on spending priorities in the former governor’s $96 billion budget.

The funds’ portfolios

Both funds continue to hold a large percentage of high-quality, investment-grade bonds rated Baa/BBB or better (Maryland, 84.7%, and Virginia, 84.4%). The fund’s portfolios are conservatively positioned and broadly diversified among various sectors, with managers favoring revenue bonds over general obligation bonds. In an environment of rising interest rates, the funds’ managers tended to favor credit risk rather than duration risk.

2	The American Funds Tax-Exempt Series I

Going forward

The U.S. economy appears to be gaining strength and tax receipts for many states and municipalities are improving. With the overall economic picture brightening, the Fed has indicated that it will continue to reduce its bond-buying program. Given these circumstances, we expect rates to rise over time; however, the precise timing of any increase is uncertain. We maintain a cautious approach to the market and believe the funds are well positioned to serve as potentially attractive sources of income regardless of short-term headwinds.

Despite a rash of unsettling news headlines in recent months, the municipal bond market delivered solid gains during the reporting period and many types of bonds appear to be fairly valued. However, we are finding investment opportunities in a number of areas that we believe represent compelling valuations both relative to taxable bonds and compared with historic valuations in the municipal bond market.

As always, we continue to focus on the long term and base each of our investment decisions on the in-depth research of individual bond issuers as well as economic and market conditions. We believe the funds’ results in the most recent six- and 12-month periods speak to the strength of this approach in both rising and declining market environments. We continue to be focused on striking a careful balance between risk and potential return in the funds’ holdings.

We are grateful for the confidence you have placed in us, and we look forward to reporting back to you at the end of the fiscal year.

Sincerely,

Paul F. Roye	Brenda S. Ellerin
Vice Chairman of the Board	President

March 13, 2014

For current information about the funds, visit americanfunds.com.

The funds’ 30-day yields for Class A shares as of February 28, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, were 2.07% for The Tax-Exempt Fund of Maryland and 2.08% for The Tax-Exempt Fund of Virginia. (For investors in the 48.47% Maryland tax bracket and the 46.65% Virginia tax bracket, this is equivalent to taxable yields of 4.02% for The Tax-Exempt Fund of Maryland and 3.90% for The Tax-Exempt Fund of Virginia.) The funds’ 12-month distribution rates for Class A shares as of that date were 3.06% and 2.99%,respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

The American Funds Tax-Exempt Series I	3

The Tax-Exempt Fund of Maryland

Summary investment portfolio January 31, 2014	unaudited

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.69%	Principal amount (000)	Value (000)	Percent of net assets
Maryland 83.39%
State issuers 45.60%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	$585	$604
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,350	2,437
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	385	394	1.87%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,027
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	1,325	1,404
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,046
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,298
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	735	1.70
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	259

4	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	$3,000	$3,106
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	979
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,054	3.06%
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,026
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,441
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	2,170	2,044	.65
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,830
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	268
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	419
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	367
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	680	1.69
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	329
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	162
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	241
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,298
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,540
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,503	4.25
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,654
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,327

The American Funds Tax-Exempt Series I	5

The Tax-Exempt Fund of Maryland

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	$1,000	$1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,522	1.30%
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,531
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,350	.75
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	767
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,176
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	484
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,002	2.67
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,028
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,323
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,058	1.32
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,765
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,023	1.08
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,345
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,899
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,031	2.41
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,606

6	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	$1,065	$1,097
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,598	1.50%
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,296
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,597
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,785	2.18
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,164
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,298
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,217
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,104	2.95
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,648
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,802
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,515	2.39
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,179
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,392
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,762
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,560
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,165	3.86
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,159
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,058
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,860
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,418	1.04
Other securities		28,003	8.93
		143,042	45.60

The American Funds Tax-Exempt Series I	7

The Tax-Exempt Fund of Maryland

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers 37.79%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	$2,000	$2,021	.64%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	1,930	2,040
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	1,357	1,403	1.10
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,741
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,203
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,237	1.79
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,432
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,338	.75
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,711
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,013	1.51
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667	.85
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,642
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,061	1.18
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,239	1.03
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,356
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,175	1.13
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,645
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,129	2.17
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	2,000	2,037
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,008
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,433	1.38
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,894
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,409	1.09
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,651	1.16

8	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	$2,670	$2,677
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,016
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	768	2.17%
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,346
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,750	3,974
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	980	1,096	1.71
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	290	295
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,532
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,202	1.51
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,342
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,638	2.11
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,625
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,304	.73
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,059
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,501	2.09
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	775
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,724	1.30
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,575
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,421	1.09
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,636
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,767	1.40
Other securities		24,798	7.90
		118,556	37.79

The American Funds Tax-Exempt Series I	9

The Tax-Exempt Fund of Maryland

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
District of Columbia 1.44%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	$2,000	$2,285
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,237	1.44%
		4,522	1.44

Puerto Rico 5.52%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,185	.70
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,056	.97
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	377
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,050
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	269
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,260	871	1.29
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	795
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
Other securities		8,017	2.56
		17,310	5.52

Other U.S. territories 3.34%
Other securities		10,455	3.34

Total bonds, notes & other debt instruments (cost: $287,803,000)		293,885	93.69

10	The American Funds Tax-Exempt Series I

Short-term securities 6.03%	Principal amount (000)	Value (000)	Percent of net assets
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.06% 2026[1]	$4,025	$4,025	1.28%
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-A, Wachovia LOC, 0.04% 2034[1]	1,050	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds 2.90 (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.04% 2041[1]	8,050	8,050	2.90
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B, JPMorgan Chase LOC, 0.04% 2035[1]	5,300	5,300	1.69
Other securities		500	.16

Total short-term securities (cost: $18,925,000)		18,925	6.03
Total investment securities (cost: $306,728,000)		312,810	99.72
Other assets less liabilities		879	.28

Net assets		$313,689	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	11

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $306,728)		$312,810
Cash		90
Receivables for:
Sales of investments	$2,741
Sales of fund’s shares	612
Interest	2,863	6,216
		319,116
Liabilities:
Payables for:
Purchases of investments	4,493
Repurchases of fund’s shares	502
Dividends on fund’s shares	126
Investment advisory services	52
Business management services	40
Services provided by related parties	117
Trustees’ deferred compensation	92
Other	5	5,427
Net assets at January 31, 2014		$313,689

Net assets consist of:
Capital paid in on shares of beneficial interest		$311,938
Undistributed net investment income		94
Accumulated net realized loss		(4,425)
Net unrealized appreciation		6,082
Net assets at January 31, 2014		$313,689

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (19,895 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$247,657	15,707	$15.77
Class B	1,044	66	15.77
Class C	33,846	2,147	15.77
Class F-1	16,545	1,049	15.77
Class F-2	14,597	926	15.77

See Notes to Financial Statements

12	The American Funds Tax-Exempt Series I

Statement of operations			unaudited
for the six months ended January 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest			$6,456
Fees and expenses*:
Investment advisory services	$318
Business management services	250
Distribution services	533
Transfer agent services	68
Administrative services	30
Reports to shareholders	28
Registration statement and prospectus	9
Trustees’ compensation	41
Auditing and legal	9
Custodian	—	†
Federal and state income taxes	15
Other	7		1,308
Net investment income			5,148

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments			(774)
Net unrealized appreciation on investments			1,342
Net realized loss and unrealized appreciation on investments			568

Net increase in net assets resulting from operations			$5,716

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	13

The Tax-Exempt Fund of Maryland

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2014*	Year ended July 31, 2013
Operations:
Net investment income	$5,148	$11,515
Net realized (loss) gain on investments	(774)	1,623
Net unrealized appreciation (depreciation) on investments	1,342	(19,768)
Net increase (decrease) in net assets resulting from operations	5,716	(6,630)

Dividends paid or accrued to shareholders from net investment income	(5,155)	(11,493)

Net capital share transactions	(35,795)	(16,326)

Total decrease in net assets	(35,234)	(34,449)

Net assets:
Beginning of period	348,923	383,372
End of period (including undistributed net investment income: $94 and $101, respectively)	$313,689	$348,923

* Unaudited.

See Notes to Financial Statements

14	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2014	unaudited

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.55%	Principal amount (000)	Value (000)	Percent of net assets
Virginia 78.26%
State issuers 28.59%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	$1,000	$1,106
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,355	1.59%
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,576
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	680	761
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	990	1,141	1.05
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,480	2,740
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,127
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,814
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,157	1.85
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,704
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,388

The American Funds Tax-Exempt Series I	15

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
G.O. Bonds, Series 2008-B, 5.00% 2022	$2,000	$2,285	.52%
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,099
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	765	765
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,063	2.06
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,166
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,030
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,072
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,332
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,277	1.82
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,377
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,218
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,149
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,158
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,158	2.33
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,191
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	939
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,170
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,307
Resources Auth., Clean Water State Revolving Fund Rev. Bonds,
Series 2007, 4.75% 2021 (preref. 2017)	2,610	3,000
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,873	1.33
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,683
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,015
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,709	1.60
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,666

16	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	$50	$50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	978
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,469
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,123	1.92%
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,415	1,615
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,254
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,352
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,736
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,116
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,069	1.94
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,179
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,152
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	2,500	2,507	.57
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	5,255	3,487	.79
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,272
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,129	1.25
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,122
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,405	.52
Other securities		32,987	7.45
		126,589	28.59

City & county issuers 49.67%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,442	.78
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,697
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,263	2.01
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,964
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,960

The American Funds Tax-Exempt Series I	17

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	$415	$430
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,667	1.60%
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,583
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,125	1.31
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,097
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,138	.71
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,726	.62
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,114	.93
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,000	2,038
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,517	1.03
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,670
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,308	1.15
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	2,000	2,110
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds
(Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,057
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,089
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,226
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,635	2.49
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,869
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,152

18	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	$3,775	$3,769	.85%
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,481
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,184
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,204
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,868	2.04
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,140
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,147
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	614
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,273
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,128	1.85
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,159
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,248
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,553	2.39
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,766
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,245	.73
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,010
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,070	2.15
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,427
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,245
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,201	1.00
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,339	.75
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,396	.54
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,541	.80

The American Funds Tax-Exempt Series I	19

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	$500	$545
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,131
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,913	1.07%
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,147
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,190
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,833	1.13
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,401	.54
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,289	.52
Other securities		91,590	20.68
		219,924	49.67

District of Columbia 6.50%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	903
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,617
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,106	2.19
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,085
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,285	.52

20	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	$1,000	$1,120
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,957
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,895
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,025
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,072
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,018	3.54%
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,176
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,085
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,262
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,056
Other securities		1,119	.25
		28,781	6.50

Puerto Rico 4.36%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	2,802	.63
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	377
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,465	1,740
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	380	1.22
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	756
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,900	1,471
Other securities		11,092	2.51
		19,318	4.36

Other U.S. territories 3.43%
Other securities		15,212	3.43

Total bonds, notes & other debt instruments (cost: $400,272,000)		409,824	92.55

The American Funds Tax-Exempt Series I	21

The Tax-Exempt Fund of Virginia

Short-term securities 6.32%	Principal amount (000)	Value (000)	Percent of net assets
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 0.03% 2038[2]	$5,000	$5,000	1.13%
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.05% 2035[2]	1,100	1,100	.25
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.05% 2036[2]	7,200	7,200	1.63
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.05% 2026[2]	3,035	3,035
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.05% 2026[2]	9,805	9,805	2.90
Other securities		1,840	.41

Total short-term securities (cost: $27,980,000)		27,980	6.32
Total investment securities (cost: $428,252,000)		437,804	98.87
Other assets less liabilities		5,003	1.13

Net assets		$442,807	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax

Auth. = Authority

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

See Notes to Financial Statements

22	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $428,252)			$437,804
Cash			25
Receivables for:
Sales of investments	$1,065
Sales of fund’s shares	376
Interest	5,063		6,504
			444,333
Liabilities:
Payables for:
Repurchases of fund’s shares	1,020
Dividends on fund’s shares	124
Investment advisory services	71
Business management services	55
Services provided by related parties	164
Trustees’ deferred compensation	92
Other	—	*	1,526
Net assets at January 31, 2014			$442,807

Net assets consist of:
Capital paid in on shares of beneficial interest			$434,453
Undistributed net investment income			269
Accumulated net realized loss			(1,467)
Net unrealized appreciation			9,552
Net assets at January 31, 2014			$442,807

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (26,729 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$347,886	20,999	$16.57
Class B	1,468	89	16.57
Class C	34,064	2,056	16.57
Class F-1	28,057	1,694	16.57
Class F-2	31,332	1,891	16.57

*Amount less than one thousand.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	23

The Tax-Exempt Fund of Virginia

Statement of operations	unaudited
for the six months ended January 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$8,815
Fees and expenses*:
Investment advisory services	$435
Business management services	340
Distribution services	678
Transfer agent services	97
Administrative services	43
Reports to shareholders	28
Registration statement and prospectus	8
Trustees’ compensation	41
Auditing and legal	9
Custodian	1
Federal and state income taxes	2
Other	2	1,684
Net investment income		7,131

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(946)
Net unrealized appreciation on investments		3,162
Net realized loss and unrealized appreciation on investments		2,216

Net increase in net assets resulting from operations		$9,347

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

24	The American Funds Tax-Exempt Series I

Statements of changes in net assets

(dollars in thousands)

	Six months ended January 31, 2014*	Year ended July 31, 2013

Operations:
Net investment income	$7,131	$15,194
Net realized loss on investments	(946)	(251)
Net unrealized appreciation (depreciation) on investments	3,162	(29,032)
Net increase (decrease) in net assets resulting from operations	9,347	(14,089)

Dividends paid or accrued to shareholders from net investment income	(7,117)	(15,177)

Net capital share transactions	(41,401)	7,315

Total decrease in net assets	(39,171)	(21,951)

Net assets:
Beginning of period	481,978	503,929
End of period (including undistributed net investment income: $269 and $255, respectively)	$442,807	$481,978

*Unaudited.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	25

Notes to financial statements	unaudited

1. Organization

The American Funds Tax-Exempt Series I (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland (the “Maryland fund”) and The Tax-Exempt Fund of Virginia (the “Virginia fund,” and, together with the Maryland fund, the “funds”). Each fund seeks a high level of current income exempt from regular federal and its respective state income taxes. Additionally, each fund seeks to preserve capital.

Each fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are available only to limited categories of investors. The funds’ share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

* Class B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

26	The American Funds Tax-Exempt Series I

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the funds’ net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

The American Funds Tax-Exempt Series I	27

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

28	The American Funds Tax-Exempt Series I

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2014, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia — Because the funds invest primarily in securities of issuers in the state of Maryland or Virginia, the funds are more susceptible to factors adversely affecting issuers of the respective state’s securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the funds may be adversely impacted.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

The American Funds Tax-Exempt Series I	29

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

30	The American Funds Tax-Exempt Series I

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2014, neither fund had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither fund incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of each fund’s most recent year-end. As of July 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland fund
Undistributed tax-exempt income		$134
Capital loss carryforward*:
Expiring 2018	$(2,271)
Expiring 2019	(73)	(2,344)
Post-October capital loss deferral†		(1,190)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Virginia fund
Undistributed tax-exempt income	$135
Post-October capital loss deferral*	(485)

*	This deferral is considered incurred in the subsequent year.

The American Funds Tax-Exempt Series I	31

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Maryland fund
Gross unrealized appreciation on investment securities	$11,696
Gross unrealized depreciation on investment securities	(5,761)
Net unrealized appreciation on investment securities	5,935
Cost of investment securities	306,875

Virginia fund
Gross unrealized appreciation on investment securities	$18,943
Gross unrealized depreciation on investment securities	(9,279)
Net unrealized appreciation on investment securities	9,664
Cost of investment securities	428,140

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

Maryland fund
Share class	Six months ended January 31, 2014	Year ended July 31, 2013
Class A	$4,175	$9,319
Class B	15	43
Class C	437	971
Class F-1	259	554
Class F-2	269	606
Total	$5,155	$11,493

Virginia fund
Share class	Six months ended January 31, 2014	Year ended July 31, 2013
Class A	$5,684	$12,159
Class B	19	55
Class C	425	950
Class F-1	503	1,099
Class F-2	486	914
Total	$7,117	$15,177

32	The American Funds Tax-Exempt Series I

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, American Funds Service Company® (“AFS”), the funds’ transfer agent, and Washington Management Corporation (“WMC”), the fund’s business manager. CRMC, AFD, AFS and WMC are considered related parties to the funds.

Investment advisory services — Each fund has an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each fund’s daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each fund’s monthly income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2014, the investment advisory services fee was $318,000 and $435,000, which was equivalent to an annualized rate of 0.193% and 0.189% of average daily net assets for the Maryland and Virginia funds, respectively.

Business management services — Each fund has a business management agreement with WMC. Under this agreement, WMC provides services necessary to carry on the funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the funds’ contractual service providers, including custodian operations, shareholder services and fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2014, the business management services fee was $250,000 and $340,000, which was equivalent to an annualized rate of 0.151% and 0.148% of average daily net assets for the Maryland and Virginia funds, respectively.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with plan limits of 0.25% for Class A shares and 1.00% for Class B and C shares. For Class F-1 shares, each fund’s plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of each fund’s average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have

The American Funds Tax-Exempt Series I	33

entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2014, unreimbursed expenses subject to reimbursement totaled $79,000 for the Maryland fund and $205,000 for the Virginia fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares of each fund pay an annual fee of 0.01% and Class C and F shares of each fund pay an annual fee of 0.05% of their respective average daily net assets.

For the six months ended January 31, 2014, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Maryland fund
Share class	Distribution services	Transfer agent services		Administrative services
Class A	$325	$43		$13
Class B	6	—	*	Not applicable
Class C	181	6		9
Class F-1	21	9		4
Class F-2	Not applicable	10		4
Total class-specific expenses	$533	$68		$30

*Amount less than one thousand.

34	The American Funds Tax-Exempt Series I

Virginia fund
Share class	Distribution services	Transfer agent services		Administrative services
Class A	$450	$56		$18
Class B	8	—	*	Not applicable
Class C	179	6		9
Class F-1	41	18		8
Class F-2	Not applicable	17		8
Total class-specific expenses	$678	$97		$43

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation of $41,000 each for the Maryland fund and the Virginia fund, shown on the accompanying financial statements, includes $35,000 in current fees for each fund (either paid in cash or deferred) and a net increase of $6,000 for each fund in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD, AFS and WMC. No affiliated officers or trustees received any compensation directly from the funds.

The American Funds Tax-Exempt Series I	35

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Maryland fund
	Sales*				Reinvestments of dividends			Repurchases*		Net (decrease) increase
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$7,084		454		$3,779	241		$(37,688)	(2,413)	$(26,825)	(1,718)
Class B	—	†	—	†	14	—	†	(380)	(24)	(366)	(24)
Class C	1,537		98		381	25		(7,410)	(475)	(5,492)	(352)
Class F-1	3,684		236		244	16		(4,322)	(277)	(394)	(25)
Class F-2	4,015		257		249	16		(6,982)	(446)	(2,718)	(173)
Total net increase (decrease)	$16,320		1,045		$4,667	298		$(56,782)	(3,635)	$(35,795)	(2,292)

Year ended July 31, 2013

Class A	$33,275		2,019		$8,426	514		$(57,118)	(3,499)	$(15,417)	(966)
Class B	44		3		38	2		(765)	(46)	(683)	(41)
Class C	8,644		524		839	51		(9,380)	(573)	103	2
Class F-1	5,818		353		537	33		(8,259)	(503)	(1,904)	(117)
Class F-2	9,068		548		555	34		(8,048)	(490)	1,575	92
Total net increase (decrease)	$56,849		3,447		$10,395	634		$(83,570)	(5,111)	$(16,326)	(1,030)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

36	The American Funds Tax-Exempt Series I

Virginia fund
			Reinvestments				Net (decrease)
	Sales*		of dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$14,334	874	$5,174	315	$(48,884)	(2,987)	$(29,376)	(1,798)
Class B	8	1	17	1	(317)	(19)	(292)	(17)
Class C	1,698	103	388	24	(6,631)	(405)	(4,545)	(278)
Class F-1	3,789	231	493	30	(13,429)	(818)	(9,147)	(557)
Class F-2	9,747	592	459	28	(8,247)	(503)	1,959	117
Total net increase (decrease)	$29,576	1,801	$6,531	398	$(77,508)	(4,732)	$(41,401)	(2,533)

Year ended July 31, 2013

Class A	$71,888	4,137	$11,069	640	$(77,975)	(4,539)	$4,982	238
Class B	25	1	49	3	(1,105)	(64)	(1,031)	(60)
Class C	9,535	549	859	50	(12,649)	(737)	(2,255)	(138)
Class F-1	12,577	724	1,080	63	(12,686)	(728)	971	59
Class F-2	11,842	684	851	49	(8,045)	(466)	4,648	267
Total net increase (decrease)	$105,867	6,095	$13,908	805	$(112,460)	(6,534)	$7,315	366

*	Includes exchanges between share classes of the fund.

8. Investment transactions

The Maryland fund and Virginia fund made purchases of investment securities of $19,857,000 and $21,395,000 and sales of investment securities of $38,939,000 and $41,495,000, respectively, during the six months ended January 31, 2014. Short-term securities and U.S. government obligations, if any, were excluded.

The American Funds Tax-Exempt Series I	37

The Tax-Exempt Fund of Maryland

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 1/31/2014[4,5]	$15.73	$.25	$.04	$.29
	Year ended 7/31/2013	16.51	.51	(.78)	(.27)
	Year ended 7/31/2012	15.58	.53	.93	1.46
	Year ended 7/31/2011	15.74	.55	(.16)	.39
	Year ended 7/31/2010	14.95	.55	.79	1.34
	Year ended 7/31/2009	15.16	.58	(.21)	.37
Class B:	Six months ended 1/31/2014[4,5]	15.73	.19	.04	.23
	Year ended 7/31/2013	16.51	.39	(.78)	(.39)
	Year ended 7/31/2012	15.58	.41	.93	1.34
	Year ended 7/31/2011	15.74	.43	(.16)	.27
	Year ended 7/31/2010	14.95	.43	.79	1.22
	Year ended 7/31/2009	15.16	.47	(.21)	.26
Class C:	Six months ended 1/31/2014[4,5]	15.73	.19	.04	.23
	Year ended 7/31/2013	16.51	.38	(.78)	(.40)
	Year ended 7/31/2012	15.58	.40	.93	1.33
	Year ended 7/31/2011	15.74	.42	(.16)	.26
	Year ended 7/31/2010	14.95	.43	.79	1.22
	Year ended 7/31/2009	15.16	.46	(.21)	.25
Class F-1:	Six months ended 1/31/2014[4,5]	15.73	.24	.04	.28
	Year ended 7/31/2013	16.51	.48	(.78)	(.30)
	Year ended 7/31/2012	15.58	.51	.93	1.44
	Year ended 7/31/2011	15.74	.53	(.16)	.37
	Year ended 7/31/2010	14.95	.53	.79	1.32
	Year ended 7/31/2009	15.16	.56	(.21)	.35
Class F-2:	Six months ended 1/31/2014[4,5]	15.73	.26	.04	.30
	Year ended 7/31/2013	16.51	.53	(.78)	(.25)
	Year ended 7/31/2012	15.58	.56	.93	1.49
	Year ended 7/31/2011	15.74	.58	(.16)	.42
	Year ended 7/31/2010	14.95	.58	.79	1.37
	Year ended 7/31/2009	15.16	.60	(.21)	.39

	Six months ended	Year ended July 31
	January 31, 2014[4,5]	2013	2012	2011	2010
Portfolio turnover rate for all share classes	7%	13%	7%	9%	7%

38	The American Funds Tax-Exempt Series I

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.25)	$15.77	1.89%	$248	.70%[6]		.70%[6]		3.20%[6]
(.51)	15.73	(1.73)	274	.67		.67		3.10
(.53)	16.51	9.51	304	.67		.67		3.30
(.55)	15.58	2.54	271	.67		.67		3.55
(.55)	15.74	9.07	313	.67		.67		3.56
(.58)	14.95	2.62	281	.70		.68		4.00
(.19)	15.77	1.51	1	1.44	[6]	1.44	[6]	2.47	[6]
(.39)	15.73	(2.45)	2	1.41		1.41		2.36
(.41)	16.51	8.71	2	1.40		1.40		2.59
(.43)	15.58	1.79	4	1.42		1.42		2.80
(.43)	15.74	8.27	7	1.42		1.42		2.82
(.47)	14.95	1.87	10	1.45		1.43		3.26
(.19)	15.77	1.48	34	1.49	[6]	1.49	[6]	2.41	[6]
(.38)	15.73	(2.50)	39	1.46		1.46		2.31
(.40)	16.51	8.64	41	1.46		1.46		2.51
(.42)	15.58	1.74	37	1.47		1.47		2.75
(.43)	15.74	8.23	42	1.47		1.47		2.76
(.46)	14.95	1.83	32	1.49		1.47		3.20
(.24)	15.77	1.83	16	.82	[6]	.82	[6]	3.09	[6]
(.48)	15.73	(1.88)	17	.82		.82		2.96
(.51)	16.51	9.40	20	.76		.76		3.20
(.53)	15.58	2.43	16	.77		.77		3.44
(.53)	15.74	8.97	21	.76		.76		3.47
(.56)	14.95	2.52	21	.80		.78		3.89
(.26)	15.77	1.95	15	.58	[6]	.58	[6]	3.33	[6]
(.53)	15.73	(1.59)	17	.54		.54		3.25
(.56)	16.51	9.70	16	.49		.49		3.47
(.58)	15.58	2.74	12	.47		.47		3.74
(.58)	15.74	9.27	13	.48		.48		3.74
(.60)	14.95	2.80	8	.49		.49		4.03

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During one of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	39

The Tax-Exempt Fund of Virginia

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 1/31/2014[4,5]	$16.47	$.26	$.10	$.36
	Year ended 7/31/2013	17.44	.52	(.97)	(.45)
	Year ended 7/31/2012	16.47	.56	.97	1.53
	Year ended 7/31/2011	16.65	.58	(.18)	.40
	Year ended 7/31/2010	15.90	.58	.75	1.33
	Year ended 7/31/2009	15.90	.59	— [7]	.59
Class B:	Six months ended 1/31/2014[4,5]	16.47	.20	.10	.30
	Year ended 7/31/2013	17.44	.39	(.97)	(.58)
	Year ended 7/31/2012	16.47	.43	.97	1.40
	Year ended 7/31/2011	16.65	.46	(.18)	.28
	Year ended 7/31/2010	15.90	.46	.75	1.21
	Year ended 7/31/2009	15.90	.48	— [7]	.48
Class C:	Six months ended 1/31/2014[4,5]	16.47	.20	.10	.30
	Year ended 7/31/2013	17.44	.38	(.97)	(.59)
	Year ended 7/31/2012	16.47	.42	.97	1.39
	Year ended 7/31/2011	16.65	.45	(.18)	.27
	Year ended 7/31/2010	15.90	.46	.75	1.21
	Year ended 7/31/2009	15.90	.47	— [7]	.47
Class F-1:	Six months ended 1/31/2014[4,5]	16.47	.25	.10	.35
	Year ended 7/31/2013	17.44	.49	(.97)	(.48)
	Year ended 7/31/2012	16.47	.54	.97	1.51
	Year ended 7/31/2011	16.65	.56	(.18)	.38
	Year ended 7/31/2010	15.90	.57	.75	1.32
	Year ended 7/31/2009	15.90	.58	— [7]	.58
Class F-2:	Six months ended 1/31/2014[4,5]	16.47	.27	.10	.37
	Year ended 7/31/2013	17.44	.54	(.97)	(.43)
	Year ended 7/31/2012	16.47	.59	.97	1.56
	Year ended 7/31/2011	16.65	.60	(.18)	.42
	Year ended 7/31/2010	15.90	.61	.75	1.36
	Year ended 7/31/2009	15.90	.62	— [7]	.62

	Six months ended	Year ended July 31
	January 31, 2014[4,5]	2013	2012	2011	2010
Portfolio turnover rate for all share classes	5%	15%	9%	10%	12%

40	The American Funds Tax-Exempt Series I

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.26)	$16.57	2.22%	$348	.67%[6]		.67%[6]		3.16%[6]
(.52)	16.47	(2.70)	376	.65		.65		2.99
(.56)	17.44	9.42	394	.66		.66		3.29
(.58)	16.47	2.47	343	.65		.65		3.53
(.58)	16.65	8.52	391	.66		.66		3.59
(.59)	15.90	3.88	347	.68		.66		3.81
(.20)	16.57	1.84	2	1.41	[6]	1.41	[6]	2.42	[6]
(.39)	16.47	(3.41)	2	1.39		1.39		2.26
(.43)	17.44	8.62	3	1.39		1.39		2.57
(.46)	16.47	1.71	4	1.41		1.41		2.77
(.46)	16.65	7.72	7	1.41		1.41		2.84
(.48)	15.90	3.12	9	1.43		1.41		3.08
(.20)	16.57	1.81	34	1.45	[6]	1.45	[6]	2.37	[6]
(.38)	16.47	(3.45)	38	1.44		1.44		2.21
(.42)	17.44	8.56	43	1.45		1.45		2.50
(.45)	16.47	1.66	38	1.45		1.45		2.74
(.46)	16.65	7.67	39	1.46		1.46		2.78
(.47)	15.90	3.07	31	1.47		1.46		3.00
(.25)	16.57	2.16	28	.78	[6]	.78	[6]	3.04	[6]
(.49)	16.47	(2.83)	37	.79		.79		2.86
(.54)	17.44	9.30	38	.76		.76		3.18
(.56)	16.47	2.36	28	.76		.76		3.42
(.57)	16.65	8.42	32	.75		.75		3.50
(.58)	15.90	3.80	29	.76		.74		3.72
(.27)	16.57	2.28	31	.54	[6]	.54	[6]	3.29	[6]
(.54)	16.47	(2.57)	29	.52		.52		3.12
(.59)	17.44	9.59	26	.50		.50		3.43
(.60)	16.47	2.64	17	.49		.49		3.69
(.61)	16.65	8.69	14	.50		.50		3.74
(.62)	15.90	4.05	11	.51		.51		3.86

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During one of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2013, through January 31, 2014).

Actual expenses:

The first line of each share class of each fund in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class of each fund in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,018.85	$3.56	.70%
Class A — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class B — actual return	1,000.00	1,015.08	7.31	1.44
Class B — assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class C — actual return	1,000.00	1,014.80	7.57	1.49
Class C — assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class F-1 — actual return	1,000.00	1,018.25	4.17	.82
Class F-1 — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class F-2 — actual return	1,000.00	1,019.48	2.95	.58
Class F-2 — assumed 5% return	1,000.00	1,022.28	2.96	.58

The Tax-Exempt Fund of Virginia	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,022.17	$3.41	.67%
Class A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class B — actual return	1,000.00	1,018.36	7.17	1.41
Class B — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class C — actual return	1,000.00	1,018.11	7.38	1.45
Class C — assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class F-1 — actual return	1,000.00	1,021.56	3.97	.78
Class F-1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class F-2 — actual return	1,000.00	1,022.77	2.75	.54
Class F-2 — assumed 5% return	1,000.00	1,022.48	2.75	.54

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The American Funds Tax-Exempt Series I	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-5704

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	The American Funds Tax-Exempt Series I

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus,which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2014, portfolios of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia’s investments are available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of Maryland® Investment portfolio January 31, 2014 unaudited

Bonds, notes & other debt instruments 93.69%
Maryland 83.39%	Principal amount	Value
State issuers 45.60%	(000)	(000)

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	$1,300	$1,305
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	585	604
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2014-B, AMT, 3.25% 2044	2,350	2,437
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series I, AMT, 6.00% 2041	385	394
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,027
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,325	1,404
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,046
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,298
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	735
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	259
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	3,000	3,106
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	979
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,054
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,026
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,441
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	2,170	2,044
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,067
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	990
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,830
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	268
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	419
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	367
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	680
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	329
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	162
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	241
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,298
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	$3,000	$3,540
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,503
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,654
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,327
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions
Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	880
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated
Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,062
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated
Group Issue), Series 2012-D, 0.944% 2038 (put 2017)[1]	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,522
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue),
Series 2012-A, 5.00% 2037	1,500	1,531
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2008-A, 5.00% 2018	2,000	2,350
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	767
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,176
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	484
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,002
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,028
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue),
Series 2007-A, 5.00% 2032	2,000	2,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 2012, 5.00% 2031	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2016	1,200	1,323
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2021	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2036	1,750	1,765
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	1,000	1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,345
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,595	1,622
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2038	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 4.00% 2034	1,000	904
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2021	800	920
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2027	400	432
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.125% 2030	1,750	1,882
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	988
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	$1,500	$ 1,447
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.00% 2038	1,000	847
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.25% 2032	1,000	933
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	1,950	1,989
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	1,009
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,899
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,606
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,097
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,598
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,296
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,597
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,785
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,164
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,298
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,217
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,104
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,648
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,802
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,515
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,179
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal
insured, 5.00% 2021	3,000	3,392
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,762
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,560
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,165
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,159
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,058
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,560
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,860
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,418
		143,042
City & county issuers 37.79%

City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,021
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	1,930	2,040
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	1,357	1,403

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2022	$ 500	$ 572
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2023	225	257
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,064
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,741
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,203
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,237
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,432
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,338
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,626
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,115
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	773
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,117
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,711
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,013
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2018	1,000	1,046
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2019	1,000	1,041
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2023	1,000	1,007
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
FGIC insured, 5.00% 2024	2,275	2,642
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,061
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A,
FGIC-National insured, 6.00% 2015	560	584
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,239
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement
Bonds of 2009, Series B, 4.25% 2028	1,000	1,044
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,356
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,175
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,645
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,129
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	2,000	2,037
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	1,000	1,008
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	1,500	1,433
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2009-B, 6.00% 2023	1,750	1,894
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,000	1,070
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,500	1,541
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,409
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,651
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2004-A, 4.65% 2030	2,670	2,677
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	2,016
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	768
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.70% 2037	$1,350	$ 1,346
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	3,750	3,974
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds,
Series 2012-A, 5.00% 2043	980	1,096
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	290	295
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,144
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,532
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,202
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,342
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,638
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,625
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,000	1,031
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,570	1,572
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	685	687
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2004-A, RADIAN insured, 6.70% 2027	1,500	1,504
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,304
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,087
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,059
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,501
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.50% 2017	725	775
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.60% 2021	1,660	1,724
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,545	1,575
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2026	1,000	1,036
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	1,172
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,421
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	644
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public
Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,636
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds
of 1997, 5.75% 2017	1,510	1,767
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply
Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,064
		118,556
District of Columbia 1.44%

Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,285
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,237
		4,522
Guam 2.82%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,250	1,316
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	560
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	619

Bonds, notes & other debt instruments
	Principal amount	Value
Guam (continued)	(000)	(000)

Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	$ 500	$ 543
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,661
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	854
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,023
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	492
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,768
		8,836
Puerto Rico 5.52%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,370	1,550
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	871
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	500	363
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	500	356
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	750	475
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.685% 2029[1]	1,500	900
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	204
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	500	365
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	748
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,050	978
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	351
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	169
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,185
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	56
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,056
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	631
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	377
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,050
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	269
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,260	871
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	795
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
		17,310
Virgin Islands 0.52%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	559
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	500	499
		1,619
Total bonds, notes & other debt instruments (cost: $287,803,000)		293,885

	Principal amount	Value
Short-term securities 6.03%	(000)	(000)

Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 0.03% 2043[1]	$ 500	$ 500
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.06% 2026[1]	4,025	4,025
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2007-A, Wachovia LOC, 0.04% 2034[1]	1,050	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.04% 2041[1]	8,050	8,050
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B,
JPMorgan Chase LOC, 0.04% 2035[1]	5,300	5,300
Total short-term securities (cost: $18,925,000)		18,925
Total investment securities (cost: $306,728,000)		312,810
Other assets less liabilities		879
Net assets		$313,689

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

The Tax-Exempt Fund of Virginia® Investment portfolio January 31, 2014 unaudited

Bonds, notes & other debt instruments 92.55%
Virginia 78.26%	Principal amount	Value
State issuers 28.59%	(000)	(000)

Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$1,000	$1,191
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,106
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,355
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,576
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,184
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016	680	761
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020	990	1,141
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028	2,480	2,740
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016 (escrowed to maturity)	5	6
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020 (preref. 2018)	10	12
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028 (preref. 2018)	20	24
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.375% 2021	1,000	1,167
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.75% 2034	1,000	1,251
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,114
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,437
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-A, 5.00% 2027	1,000	1,127
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2023	1,545	1,814
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2024	1,000	1,157
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,704
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,388
G.O. Bonds, Series 2006-B, 5.00% 2014	1,875	1,905
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,285
G.O. Bonds, Series 2006-B, 5.00% 2014 (escrowed to maturity)	125	127
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,011
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway
Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,002
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,070
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,099
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	$ 765	$ 765
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,063
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,166
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,030
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,072
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,332
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,277
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,377
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,218
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,149
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,158
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,158
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,191
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	939
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,170
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,307
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,126
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	1,000	1,170
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	3,000
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,873
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,683
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,015
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,709
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,666
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	978
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,469
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,123
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,415	1,615
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,254
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,352
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,736
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,116
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,069
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,179
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,152
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	35	42
Route 460 Funding Corp., Toll Road Rev. Bonds, Series 2012-A, 5.125% 2049	2,000	1,969
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,114
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	2,500	2,507
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	2,085	2,186
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,143
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	5,255	3,487
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,272
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,129
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,122
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,041
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty
Municipal insured, 5.15% 2020	1,000	1,178
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty
Municipal insured, 5.00% 2023 (preref. 2015)	$2,015	$ 2,151
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,091
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,275
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,405
		126,589
City & county issuers 49.67%

Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project),
Series 2011, 5.00% 2022	2,955	3,442
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-
Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,941
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-
Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	951
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.85% 2027 (put 2014)	2,000	1,999
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,008
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc.
Project), Series 2003-A, AMT, 0.85% 2023 (put 2014)	500	500
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,697
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,263
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,964
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,960
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 4.25% 2024	415	430
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 5.00% 2031	6,355	6,667
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	677
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	692
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.),
Series 2007, 5.00% 2027	1,000	1,028
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	1,525	1,514
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,174
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,065
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C,
Assured Guaranty insured, 5.00% 2042	2,500	2,583
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,125
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,097
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,138
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,716
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,726
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,114
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	2,000	2,021
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	2,000	2,038
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	2,500	2,517

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	$1,500	$1,670
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,308
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,110
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2035	1,000	1,057
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.25% 2026	1,000	1,089
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.50% 2035	3,000	3,226
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-C, 5.00% 2025	1,500	1,635
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,869
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,152
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,769
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,481
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,184
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,204
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,868
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,140
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,147
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.00% 2015	1,500	1,564
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated
Group), Series 2006, 5.25% 2025	1,000	1,023
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	1,916
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,854
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	614
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,273
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,128
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,159
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 4.00% 2022	1,145	1,043
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	985	813
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,248
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2043	1,500	1,553
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,766
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside
Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,011
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	593
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,852
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	594
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster
Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	1,019
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster
Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,862
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist
Homes), 5.00% 2021	$1,000	$1,056
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist
Homes), 5.00% 2023	860	887
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,245
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,156
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,143
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,185
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	299	299
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006,
Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,098
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,226
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005, 5.50% 2034	750	711
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 2012, 4.25% 2026	1,000	912
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,017
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	553
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	1,000	1,175
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,187
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric
and Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,010
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,070
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,427
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	475
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,119
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2011-A, 5.00% 2027	2,000	2,245
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2011-A, 5.00% 2030	2,000	2,201
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2020	1,755	1,975
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2029	1,155	1,240
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,339
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,179	1,390
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,232
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,252
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,205
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,396
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,040
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,070
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,126
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,207
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	949
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	$ 900	$ 995
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,015
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason
University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,541
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds,
Series 2012, 5.00% 2030	1,500	1,455
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds
(Reynolds Crossing Project), Series 2007, 5.10% 2021	978	988
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,111
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	545
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,131
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,913
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,147
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,270
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,660
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,588
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	985	1,142
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	1,018
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,190
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,833
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,401
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,267
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,122
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,118
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,289
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,029	1,025
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,327
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,392
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	1,300	1,385
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,329
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,025
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,005
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,002
		219,924
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 6.50%	(000)	(000)

Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	$4,000	$ 903
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital
Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,617
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,106
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,085
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,285
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT,
AMBAC insured, 5.00% 2020	1,000	1,120
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,957
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,895
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
National insured, 5.00% 2019	1,000	1,025
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT,
National insured, 5.25% 2017	1,000	1,072
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,018
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C,
FGIC-National insured, 5.00% 2023	1,965	2,176
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,085
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,262
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,056
		28,781
Guam 2.72%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,750	1,843
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,680
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,650
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	543
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,661
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	859
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	492
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,050
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,250	2,273
		12,051
Puerto Rico 4.36%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	1,751
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	500	326
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,900	1,243
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	871
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	500	363
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	750	534
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	500	287
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	1,000	633
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	204
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	750	547
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	748
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,050	978
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	250	195
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	351
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	337
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	2,802
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,724
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	377
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,465	1,740
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	756
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,900	1,471
		19,318
Virgin Islands 0.71%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	559
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	561
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017 (preref. 2014)	750	775
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018 (preref. 2014)	500	517
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	750	749
		3,161
Total bonds, notes & other debt instruments (cost: $400,272,000)		409,824

Short-term securities 6.32%

Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-A, 0.03% 2038[2]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A,
Bank of America LOC, 0.05% 2035[2]	1,100	1,100
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.05% 2036[2]	7,200	7,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.05% 2026[2]	3,035	3,035
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.05% 2026[2]	9,805	9,805
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.05% 2030[2]	1,840	1,840
Total short-term securities (cost: $27,980,000)		27,980
Total investment securities (cost: $428,252,000)		437,804
Other assets less liabilities		5,003
Net assets		$442,807

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-970-0314O-S37634

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2014